Equity (Summary of Classes of Share Capital - Preferred Shares and Other Equity Instruments) (Details) - CAD ($) $ / shares in Units, $ in Millions			3 Months Ended		6 Months Ended
	Jan. 31, 2025	Dec. 18, 2024	Apr. 30, 2025	Apr. 30, 2024	Apr. 30, 2025	Apr. 30, 2024
Disclosure of classes of share capital [line items]
Balance at beginning of period					$ 115,160
Balance at end of period			$ 126,091		$ 126,091
Preferred shares and other equity instruments [member]
Disclosure of classes of share capital [line items]
Balance at end of period (shares)			78,151,000	134,650,000	78,151,000	134,650,000
Balance at end of period			$ 11,138	$ 10,503	$ 11,138	$ 10,503
Preferred shares [member]
Disclosure of classes of share capital [line items]
Balance at beginning of period (shares)			71,650,000	143,650,000	91,650,000	143,650,000
Redemption of shares (shares)			0	(14,000,000)	(20,000,000)	(14,000,000)
Balance at end of period (shares)	71,650,000		71,650,000	129,650,000	71,650,000	129,650,000
Balance at beginning of period			$ 3,400	$ 5,200	$ 3,900	$ 5,200
Redemption of shares			0	(350)	(500)	(350)
Balance at end of period	$ 3,400		$ 3,400	$ 4,850	$ 3,400	$ 4,850
Preferred shares [member] | Preferred Shares Class A Series 5 [Member]
Disclosure of classes of share capital [line items]
Redemption price per share	$ 25.00
Stock redeemed during the period shares	20,000,000
Stock redeemed during the period value	$ 500
Other equity instruments [member]
Disclosure of classes of share capital [line items]
Balance at beginning of period (shares)			6,501,000	5,000,000	5,751,000	5,000,000
Issue of shares (shares)			0	0
Balance at end of period (shares)	6,501,000		6,501,000	5,000,000	6,501,000	5,000,000
Balance at beginning of period			$ 7,738	$ 5,653	$ 6,988	$ 5,653
Issue of shares			0	0
Balance at end of period	$ 7,738		$ 7,738	$ 5,653	$ 7,738	$ 5,653
Other equity instruments [member] | Limited Recourse Capital Notes [Member]
Disclosure of classes of share capital [line items]
Issue of shares (shares)		750,000			750,000	0
Issue of shares					$ 750	$ 0
Notes issued		$ 750
Interest rate		5.909%
Notes, interest rate reset period		5 years
Interest rate basis on variable rates		3.10%